CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (23,542)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	17,782
Equity-based compensation	1,184
Paid-in-kind interest added to debt principal	295
Provision for credit losses	1,286
Amortization of deferred financing fees included in interest expense	1,350
Write-off of unamortized deferred financing fees	4,296
Loss on debt extinguishment	1,580
Loss (gain) on disposal of property, plant and equipment	748
Mark-to-market adjustments	793
Change in fair value of warrant liabilities	5,215
Foreign currency transactions	355
Deferred income tax (benefit) expense	(3,511)
Change in operating assets and liabilities:
Accounts receivable	(13,891)
Inventories	(61,180)
Derivative assets and liabilities	(14,661)
Prepaid expense and other assets	(14,944)
Accounts payable	29,834
Accrued liabilities and other	7,477
Net cash used in operating activities	(59,534)
Cash flows from investing activities:
Additions to property, plant and equipment	(22,966)
Additions to intangible assets	(135)
Proceeds from sale of property, plant and equipment	3,300
Net cash used in investing activities	(19,801)
Cash flows from financing activities:
Payments on debt	(407,384)
Proceeds from debt	319,100
Proceeds from related party debt	11,700
Debt extinguishment costs	(1,580)
Payment of debt issuance costs	(6,007)
Proceeds from de-SPAC merger and PIPE financing	255,737
Payment of common equity issuance costs	(24,220)
Payment of preferred equity issuance costs	(1,250)
Net proceeds from repurchase agreements	10,951
Common equivalent preferred dividends	(4,380)
Net unit settlement	(477)
Net cash provided by financing activities	152,190
Effect of exchange rate changes on cash	(179)
Net increase (decrease) in cash and cash equivalents and restricted cash	72,676
Cash and cash equivalents and restricted cash at beginning of period	22,870
Cash and cash equivalents and restricted cash at end of period	95,546
Supplemental non-cash investing and financing activities:
Property, plant and equipment acquired but not yet paid	596
Accumulating preferred dividends	13,882
Exchange of Redeemable Common Equivalent Preferred Units for Series A Convertible Preferred Shares	271,539
Exchange of Redeemable Common Equivalent Preferred Units for common shares	24,214
Related party debt exchanged for common shares	25,000
Loss on extinguishment of Common Equivalent Preferred Units	$ 2,870